TRADE RECEIVABLES	12 Months Ended
Feb. 29, 2012
TRADE RECEIVABLES
TRADE RECEIVABLES

5. TRADE RECEIVABLES

        The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers.

        The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base. The Company defines past due based on agreed upon terms with each individual customer. The following table illustrates the balances which are at least 1 day past due and the allowance for doubtful accounts deemed appropriate.

	as at February 29, 2012			as at February 28, 2011
	Current	at least 1 day past due	Total	Current	at least 1 day past due	Total
Trade Receivables (gross)	8,395	1,520	9,915	9,507	2,163	11,670
Allowance for doubtful accounts	—	(65)	(65)	—	(91)	(91)

Trade Receivables (net)	8,395	1,455	9,850	9,507	2,072	11,579

	85%	15%	100%	82%	18%	100%

        As at February 29, 2012, two customers exceeded 10% of the total receivable balance. These customers represented 37% of the trade receivables balance. [February 28, 2011 – two customers represented 31% of the trade receivables balance].

        Included in general and administrative expenses is $215 related to bad debt expense for the year ended February 29, 2012 respectively [year ended February 28, 2011 – $122].